Other Receivables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Receivables [Abstract]
Schedule of other receivables
	June 30, 2022	December 31, 2021
	(Unaudited)
Other receivables	$770,356	$678,983
Less: allowance for credit losses	24,392	22,148
	$745,964	$656,835

	December 31, 2021	December 31, 2020
Receivable from a guarantee customer	$-	$3,187,739
Other receivables	678,983	363,664
Less: allowance for credit losses	22,148	5,650
	$656,835	$3,545,753